Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Tables
Future minimum lease payments

Future minimum lease payments under these leases for each of the next five years and thereafter are as follows:

2015	$753,000
2016	720,000
2017	569,000
2018	436,000
2019	449,000
Thereafter	151,000
Total	$3,078,000